Note 16 - Income Tax (Details) - Earnings Before Income Tax by Jurisdiction (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 16 - Income Tax (Details) - Earnings Before Income Tax by Jurisdiction [Line Items]
Earnings before income tax	$ 70,264	$ 63,224	$ 33,102
CANADA
Note 16 - Income Tax (Details) - Earnings Before Income Tax by Jurisdiction [Line Items]
Earnings before income tax	1,977	22,438	33,331
UNITED STATES
Note 16 - Income Tax (Details) - Earnings Before Income Tax by Jurisdiction [Line Items]
Earnings before income tax	4,613	9,811	(20,662)
AUSTRALIA
Note 16 - Income Tax (Details) - Earnings Before Income Tax by Jurisdiction [Line Items]
Earnings before income tax	33,061	25,800	21,791
Foreign Tax Authority [Member]
Note 16 - Income Tax (Details) - Earnings Before Income Tax by Jurisdiction [Line Items]
Earnings before income tax	$ 30,613	$ 5,175	$ (1,358)